CONSOLIDATED STATEMENT OF CHANGES IN EQUITY CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Other reserves	Cash flow hedge reserve	Currency translation differences	Financial Assets measured at FVOCI	Remeasure-ment of defined benefit plans	Cumulative share of OCI of equity method investees	Non-controlling interests	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Equity | Previously stated	€ 20,987	€ 19	€ 20,921	€ 68	€ 970	€ 3	€ (810)	€ (352)	€ 168
Equity | Increase (decrease) due to changes in accounting policy	21		21
Equity	21,008	19	20,942	68	970	3	(810)	(352)	168
Equity, beginning balance (Previously stated) at Dec. 31, 2017	20,987	19	20,921	68	970	3	(810)	(352)	168
Equity, beginning balance (Increase (decrease) due to changes in accounting policy) at Dec. 31, 2017	21		21
Equity, beginning balance at Dec. 31, 2017	21,008	19	20,942	68	970	3	(810)	(352)	168
Capital increase	11								11
Dividends recognised as distributions to owners	1		0						(1)
Share-based compensation	82	0	82
Net profit	3,632		3,608						24
Other comprehensive income/(loss)	156		0	(22)	41	(4)	243	(103)	1
Other changes	15		18	(1)	0	0	0	0	(2)
Equity, ending balance (Previously stated) at Dec. 31, 2018	24,903	19	24,650	45	1,011	(1)	(567)	(455)	201
Equity, ending balance (Increase (decrease) due to changes in accounting policy) at Dec. 31, 2018	0		0
Equity, ending balance at Dec. 31, 2018	24,903	19	24,650	45	1,011	(1)	(567)	(455)	201
Equity | Previously stated	24,903	19	24,650	45	1,011	(1)	(567)	(455)	201
Equity | Increase (decrease) due to changes in accounting policy	0		0
Equity	24,903	19	24,650	45	1,011	(1)	(567)	(455)	201
Equity | Previously stated	24,903	19	24,650	45	1,011	(1)	(567)	(455)	201
Equity | Increase (decrease) due to changes in accounting policy	0		0
Equity	24,903	19	24,650	45	1,011	(1)	(567)	(455)	201
Dividends recognised as distributions to owners	3,085		3,056						29
Share-based compensation	115	1	114
Net profit	6,630		6,622						8
Other comprehensive income/(loss)	57			(138)	270	6	(64)	(20)	3
Increase (decrease) through disposal of subsidiary, equity	44		(109)	(6)	97		109		(47)
Other changes	11		24	(15)					2
Equity, ending balance (Previously stated) at Dec. 31, 2019	28,675	20	28,245	(114)	1,378	5	(522)	(475)	138
Equity, ending balance at Dec. 31, 2019	28,675	20
Equity | Previously stated	28,675	20	28,245	(114)	1,378	5	(522)	(475)	138
Equity | Increase (decrease) due to changes in accounting policy	0		0
Equity	24,903	20	24,650	45	1,011	(1)	(567)	(455)	201
Equity | Previously stated	28,675	20	28,245	(114)	1,378	5	(522)	(475)	138
Equity	28,675	20
Equity | Previously stated	28,675	20	28,245	(114)	1,378	5	(522)	(475)	138
Equity	28,675	20
Equity, beginning balance (Previously stated) at Dec. 31, 2019	28,675	20	28,245	(114)	1,378	5	(522)	(475)	138
Equity, beginning balance at Dec. 31, 2019	28,675	20
Dividends recognised as distributions to owners	0								0
Share-based compensation	60	0	60
Net profit	24		29						(5)
Other comprehensive income/(loss)	(2,910)			(17)	(2,688)	(5)	(89)	(104)	(6)	€ (1)
Other changes	12		17	(2)					(3)
Equity, ending balance at Dec. 31, 2020	25,861	20	28,351	(133)	(1,310)	0	(611)	(579)	124	(1)
Equity | Previously stated	28,675	20	28,245	(114)	1,378	5	(522)	(475)	138
Equity	25,861	20	28,351	(133)	(1,310)	0	(611)	(579)	124	(1)
Equity	€ 25,861	€ 20	€ 28,351	€ (133)	€ (1,310)	€ 0	€ (611)	€ (579)	€ 124	€ (1)